Acquisitions and Dispositions - Schedule of Fair Value of Assets Assumed and Liabilities Acquired (Details) - USD ($)		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2020	Dec. 31, 2021
Goodwill		$ 334,000
Restaurant.com [Member]
Cash obligation	$ 439,724	439,724
Note payable	1,500,000	1,500,000
Common stock (363,889 shares of common stock at $1.33 per share)	483,972	483,972
Total purchase price	$ 2,423,696	2,423,696
Acquired assets		509,666
Goodwill		334,000
Intangible assets		1,580,030
Total purchase price		$ 2,423,696